Investment Property	12 Months Ended
Dec. 31, 2024
INVESTMENT PROPERTY.
Investment Property

17.  INVESTMENT PROPERTY

As of December 31, 2024 and 2023, the detail and movements of investment property were as follows:

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Property, Net, Cost Model	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2023	7,710,314	(362,052)	7,348,262
Depreciation expense (*)	—	(7,701)	(7,701)
Balance as of December 31, 2023	7,710,314	(369,753)	7,340,561
Owner-occupied real property transfers	(362,445)	197,776	(164,669)
Balance as of December 31, 2024	7,347,869	(171,977)	7,175,892

(*) See note 31.a).

During the years ended December 31, 2024 and 2023, no real estate property has been sold.

-	Fair value measurement and hierarchy

As of December 31, 2024 and 2023, the fair value of the investment amounted to ThCh$9,149,277 and ThCh$8,903,618, respectively. This value was determined based on independent appraisals.

The inputs used in this valuation are considered Level 3 for the purposes of the fair value hierarchy.

The fair value hierarchy for investment properties is the following:

	Fair value measured as of December 31, 2024
	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$
Investment properties	—	—	9,149,277

See Note 3.h.

The revenue and expenses derived from investment properties for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Income derived from rental income from investment properties	114,879	88,179	131,531
Direct operating expenses from investment properties that generate rental income	(12,125)	(19,837)	(18,551)
Total	102,754	68,342	112,980

As of December 31, 2024 and 2023, there are no contracts for repairs, maintenance, acquisition, construction or development that represent future obligations for the Group.

The Group has obtained insurance policies to cover the possible risks to which the different elements of its real estate investments are exposed, as well as potential claims that may arise due to the performance of its activities, with the understanding that these policies sufficiently cover these risks.